Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Trade and Other Receivables [Abstract]
Accrued interest income		$ 656	$ 18
R&D tax incentive receivable	[1]	8,583,635	4,669,405
Goods and services tax receivable		16,184	55,938
Accounts receivable		65,229
Total Trade and Other Receivables		$ 8,665,704	$ 4,725,361

[1]	Subsequent to the end of the period, on 15 August 2023 $4,725,361, representing the R&D tax incentive for the 2022 year was received.